Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05000666

CERT N/S

1-13561

NYSE

January 19, 2005

RECEIVED JAN 19 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JAN 21 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ENTERTAINMENT PROPERTIES TRUST, 7.75% Series B Cumulative Redeemable Preferred Shares, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A12B/A Amendment No. 1 received on January 19, 2005. Tentative listing date – January 20, 2005.

Sincerely,

[signature]

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